Oct. 16, 2017
MomentumShares International Quantitative Momentum ETF
MomentumShares International Quantitative Momentum ETF
MomentumShares International Quantitative Momentum ETF (IMOM) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated January 31, 2017, as previously supplemented
Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Seasonality” is deleted in its entirety and replaced with the following:

Seasonality
To account for seasonal (i.e., quarter-end) effects on a company’s performance, the Index is reconstituted quarterly in each March, June, September, and December, one month ahead of each calendar quarter-end. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.